FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. U.S. GAAP also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.
Level 2: Quoted prices in markets that are not considered to be active or financial instruments without quoted market prices, but for which all significant inputs are observable, either directly or indirectly.
Level 3: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The investments in WaFd, Inc. common stock, mutual funds, and collective fund investments are stated at fair value. The common stock and mutual fund's fair value is based on closing prices as of the last trading day of the Plan year for those securities that are actively traded.

Investments measured at net asset value ("NAV") - The collective funds are carried at the NAV as a practical expedient for fair value. The NAV is based on the fair value of the underlying net assets of the fund. The NAV practical expedient would not be used if it is determined to be probable that the Plan would sell the investments for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily. If the plan initiates a full redemption of the stable value collective fund, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
WaFd, Inc. common stock	$6,303,914	$—	$—	$6,303,914
Mutual funds	223,721,255	—	—	223,721,255
Total investments in the fair value hierarchy	$230,025,169	$—	$—	$230,025,169

Collective trust investments measured at net asset value				$14,072,623

Total investments at fair value				$244,097,792

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
WaFd, Inc. common stock	$6,887,208	$—	$—	$6,887,208
Mutual funds	199,580,124	—	—	199,580,124
Total investments in the fair value hierarchy	$206,467,332	$—	$—	$206,467,332

Collective trust investments measured at net asset value				$18,739,472

Total investments at fair value				$225,206,804

A summary of the Plan's investments at December 31, 2025 and 2024, where fair value is estimated based on the NAV is presented below:

Collective Trust Investment	2025 Fair Value	2024 Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Restrictions	Notice Period
Clearbridge Large Cap Growth Fund	$6,906,581	$11,195,315	—	Daily	*	5 business days
BlackRock Mid Cap Growth Fund	—	2,014,690	—	Daily	*	5 business days
T.Rowe Price Stable Value Fund	7,166,042	5,529,467	—	Daily	n/a	12 months
	14,072,623	18,739,472
* Notice is required for trades over $1,000,000